Derivatives_Details of derivative assets and derivative liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	₩ 324,409,462,000,000		₩ 268,733,330,000,000
Derivative assets (Designated for hedging)	35,503,000,000	$ 31,901	59,272,000,000
Derivative liabilities for hedging	₩ 51,408,000,000	$ 46,193	67,754,000,000
Description of other information of derivatives held for trading and hedging	Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.
For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	₩ 35,503,000,000		59,272,000,000
Derivative liabilities for hedging	17,654,000,000		12,103,000,000
For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging	33,754,000,000		55,651,000,000
For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	2,026,079,000,000		3,115,774,000,000
Derivative liabilities for trading	2,090,861,000,000		3,150,149,000,000
Interest rate futures
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	0		75,845,000,000
Interest rate futures | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0		0
Derivative liabilities for hedging	0		0
Interest rate futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging	0		0
Interest rate futures | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	0		0
Derivative liabilities for trading	0		0
Interest rate swap
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	150,710,490,000,000		130,197,378,000,000
Interest rate swap | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	35,503,000,000		59,272,000,000
Derivative liabilities for hedging	17,654,000,000		12,103,000,000
Interest rate swap | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging	665,000,000		0
Interest rate swap | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	218,140,000,000		223,935,000,000
Derivative liabilities for trading	266,207,000,000		253,972,000,000
Interest rate options | Long [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	530,000,000,000		630,000,000,000
Interest rate options | Long [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)			0
Derivative liabilities for hedging			0
Interest rate options | Long [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging			0
Interest rate options | Long [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	10,461,000,000		12,346,000,000
Derivative liabilities for trading			0
Interest rate options | Short [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	525,000,000,000		795,000,000,000
Interest rate options | Short [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)			0
Derivative liabilities for hedging			0
Interest rate options | Short [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging			0
Interest rate options | Short [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading			0
Derivative liabilities for trading	12,438,000,000		12,869,000,000
Currency futures
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	320,213,000,000		318,217,000,000
Currency futures | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)			0
Derivative liabilities for hedging			0
Currency futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging			0
Currency futures | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading			0
Derivative liabilities for trading			0
Currency forward
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	88,376,776,000,000		72,526,956,000,000
Currency forward | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)			0
Derivative liabilities for hedging			0
Currency forward | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging			0
Currency forward | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	843,621,000,000		1,314,368,000,000
Derivative liabilities for trading	777,039,000,000		1,375,799,000,000
Currency swap
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	67,179,195,000,000		48,176,306,000,000
Currency swap | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)			0
Derivative liabilities for hedging			0
Currency swap | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging	33,089,000,000		55,651,000,000
Currency swap | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	761,907,000,000		1,352,924,000,000
Derivative liabilities for trading	773,701,000,000		1,347,905,000,000
Currency option | Long [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	1,933,454,000,000		2,291,154,000,000
Currency option | Long [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)			0
Derivative liabilities for hedging			0
Currency option | Long [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging			0
Currency option | Long [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	17,544,000,000		64,267,000,000
Derivative liabilities for trading			0
Currency option | Short [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	3,134,774,000,000		4,038,237,000,000
Currency option | Short [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)			0
Derivative liabilities for hedging			0
Currency option | Short [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging			0
Currency option | Short [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading			0
Derivative liabilities for trading	20,747,000,000		58,687,000,000
Equity futures
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	186,737,000,000		91,436,000,000
Equity futures | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)			0
Derivative liabilities for hedging			0
Equity futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging			0
Equity futures | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading			0
Derivative liabilities for trading			0
Equity swap
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	441,573,000,000		15,000,000,000
Equity swap | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)			0
Derivative liabilities for hedging			0
Equity swap | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging			0
Equity swap | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	31,377,000,000		103,000,000
Derivative liabilities for trading	1,217,000,000		10,000,000
Equity option | Long [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	4,925,315,000,000		5,060,706,000,000
Equity option | Long [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)			0
Derivative liabilities for hedging			0
Equity option | Long [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging			0
Equity option | Long [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	143,029,000,000		146,775,000,000
Derivative liabilities for trading			0
Equity option | Short [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	6,145,935,000,000		4,504,290,000,000
Equity option | Short [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)			0
Derivative liabilities for hedging			0
Equity option | Short [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging			0
Equity option | Short [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading			0
Derivative liabilities for trading	₩ 239,512,000,000		99,770,000,000
Other futures
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount			0
Other futures | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)			0
Derivative liabilities for hedging			0
Other futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging			0
Other futures | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading			0
Derivative liabilities for trading			0
Other swap
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount			7,805,000,000
Other swap | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)			0
Derivative liabilities for hedging			0
Other swap | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging			0
Other swap | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading			1,056,000,000
Derivative liabilities for trading			1,037,000,000
Other option | Long [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount			0
Other option | Long [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)			0
Derivative liabilities for hedging			0
Other option | Long [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging			0
Other option | Long [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading			0
Derivative liabilities for trading			0
Other option | Short [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount			5,000,000,000
Other option | Short [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)			0
Derivative liabilities for hedging			0
Other option | Short [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging			0
Other option | Short [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading			0
Derivative liabilities for trading			₩ 100,000,000